GOODWILL AND OTHER INTANGIBLES (Tables)	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the three months ended March 31, 2022 are as follows:

	Agriculture	Construction	Financial Services	Total
	(in millions)
Balance at January 1, 2022	$3,020	$49	$141	$3,210
Foreign currency translation and other	6	(1)	1	6
Balance at March 31, 2022	$3,026	$48	$142	$3,216

Summary of Other Intangible Assets
As of March 31, 2022 and December 31, 2021, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		March 31, 2022			December 31, 2021
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$291	$234	$57	$290	$231	$59
Patents, concessions, licenses and other	5-25	1,957	1,107	850	1,973	1,097	876
		2,248	1,341	907	2,263	1,328	935
Other intangible assets not subject to amortization:
Trademarks		272	—	272	272	—	272
Total Other intangible assets		$2,520	$1,341	$1,179	$2,535	$1,328	$1,207